Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting [Abstract]
Revenue from B2B2C Service	$ 4,685,132	$ 3,540,536	$ 4,467,605
Revenue from B2C Service	685,568	645,060	554,480
Revenue from Technological Development and Operation Service	266,670	1,172,427	945,811
Total	$ 5,637,370	$ 5,358,023	$ 5,967,896